Cover Page Cover Page	Jul. 30, 2019	Jul. 29, 2019
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Jul. 29, 2019
Entity Registrant Name		ALTRIA GROUP, INC.
Entity Incorporation, State or Country Code		VA
Entity File Number		1-08940
Entity Tax Identification Number		13-3260245
Entity Address, Address Line One		6601 West Broad Street,
Entity Address, City or Town		Richmond,
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		23230
City Area Code		804
Local Phone Number		274-2200
Written Communications		false
Soliciting Material	false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000764180
Common Stock, $0.33 1/3 par value
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, $0.33 1/3 par value
Trading Symbol		MO
Security Exchange Name		NYSE
1.000% Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security		1.000% Notes due 2023
Trading Symbol		MO23A
Security Exchange Name		NYSE
1.700% Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security		1.700% Notes due 2025
Trading Symbol		MO25
Security Exchange Name		NYSE
2.200% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security		2.200% Notes due 2027
Trading Symbol		MO27
Security Exchange Name		NYSE
3.125% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security		3.125% Notes due 2031
Trading Symbol		MO31
Security Exchange Name		NYSE